Correction of Errors and Restatement	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Correction of Errors and Restatement

NOTE 20. CORRECTION OF ERRORS AND RESTATEMENT

In accordance with the guidance in ASC Topic 250, Accounting Changes and Error Corrections, the Company has restated certain prior period amounts in the consolidated financial statements as of and for the year ended December 31, 2016. The Company identified prior period errors whereby the Company did not properly calculate and allocate the carrying value of loans sold using relative fair value in accordance with ASC Topic 860 Transfers and Servicing.

The Company recorded an uncertain tax position at December 31, 2016 arising from a deduction taken on the 2016 federal return related to a request for change in accounting method. Additionally, during the restatement process, amounts paid during 2017 were pushed back into the proper accounting period using the same accrual method used in 2017.

The following are previously stated adjustments and corrected balances (reflected as “As Previously Reported”, “Adjustments” and “As Restated,” respectively), which is also inclusive of certain reclassifications to conform to current year presentation, of the consolidated balance sheet, consolidated statement of income, consolidated statement of changes in stockholders’ equity, consolidated statement of cash flow, Parent Company balance sheet, Parent Company statement of income, and Parent Company statement of cash flows line items, impacted by these correction or errors ($ in thousands except per share data):

CONSOLIDATED BALANCE SHEET

December 31, 2016

Description	As Previously Reported	Adjustments	As Restated
Loans held for investment	$772,281	$580	$772,861
SBA servicing asset	—	3,132	3,132
Deferred tax asset, net	1,342	(45)	1,297
Other assets	7,229	(2,894)	4,335
Total assets	979,716	773	980,489
Other liabilities	1,461	414	1,875
Total liabilities	887,179	414	887,593
Retained earnings	11,913	359	12,272
Total stockholders’ equity	92,537	359	92,896
Total liabilities and stockholders’ equity	979,716	773	980,489

CONSOLIDATED STATEMENT OF INCOME

Year Ended December 31, 2016

Description	As Previously Reported	Adjustments	As Restated
Interest and fees on loans	$39,187	$268	$39,455
Total interest income	39,942	268	40,210
Net interest income	33,212	268	33,480
Net interest income after provision for loan losses	31,595	268	31,863
SBA loan servicing fees	1,950	(119)	1,831
Mortgage referral fees	—	751	751
Gains on sales of loans, net	6,437	(2,000)	4,437
Noninterest income	9,710	(1,368)	8,342
Salaries and employee benefits	21,876	(782)	21,094
Occupancy and equipment expenses	4,801	(65)	4,736
Professional services	1,721	24	1,745
Data processing and network	1,399	119	1,518
Regulatory assessments and insurance	717	25	742
Advertising	—	303	303
Marketing	624	10	634
Telephone expense	583	23	606
Other operating expenses	3,058	(256)	2,802
Total noninterest expense	35,480	(599)	34,881
Income before income tax expense	5,825	(501)	5,324
Income tax expense	1,856	(247)	1,609
Net income	3,969	(254)	3,715
Basic earnings per common share	$0.55	$(0.04)	$0.51
Diluted earnings per common share	$0.54	$(0.04)	$0.50

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

Year Ended December 31, 2016

Description	As Previously Reported	Adjustments	As Restated
Net income	$3,969	$(254)	$3,715
Comprehensive income	4,095	(254)	3,841

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS’ EQUITY

Year Ended December 31, 2016

Description	As Previously Reported	Adjustments	As Restated
Retained earnings, balance as of January 1, 2016	$7,944	$613	$8,557
Net income	3,969	(254)	3,715
Retained earnings, balance as of January 1, 2017	11,913	359	12,272

CONSOLIDATED STATEMENT OF CASH FLOWS

Year Ended December 31, 2016

Description	As Previously Reported	Adjustments	As Restated
Net income	3,969	(254)	3,715
Accretion of discount on retained SBA loans	(165)	(565)	(730)
Deferred tax expense (benefit)	856	(104)	752
Originations of loans held for sale	(46,632)	(99)	(46,731)
Net gains on sale of loans held for sale	(6,437)	2,000	(4,437)
Fair value adjustment on SBA servicing asset	532	323	855
Net change in other assets	(2,488)	917	(1,571)
Net change in other liabilities	(793)	234	(559)
Net cash provided by (used in) operating activities	4,695	2,452	7,147
Net change in loans	(81,100)	(2,452)	(83,552)
Net cash provided by (used in) investing activities	(38,634)	(2,452)	(41,086)

PARENT COMPANY BALANCE SHEET

December 31, 2016

Description	As Previously Reported	Adjustments	As Restated
Investment in bank subsidiary	$95,985	$20	$96,005
Other assets	2,416	(54)	2,362
Total assets	98,576	(34)	98,542
Borrowings	—	5,000	5,000
Other liabilities	6,039	(5,393)	646
Stockholders’ equity	92,537	359	92,896
Total liabilities and stockholders’ equity	98,576	(34)	98,542

PARENT COMPANY STATEMENT OF INCOME

Year Ended December 31, 2016

Description	As Previously Reported	Adjustments	As Restated
Income tax (benefit)	$(626)	$(80)	$(706)
Income (loss) before income tax (benefit) and equity in undistributed income of subsidiary	(2,384)	80	(2,304)
Income (loss) before equity in undistributed income of subsidiaries	6,353	(334)	6,019
Net income	3,969	(254)	3,715
Comprehensive income	4,095	(254)	3,841

PARENT COMPANY STATEMENT OF CASH FLOWS

Year Ended December 31, 2016

Description	As Previously Reported	Adjustments	As Restated
Net income	3,969	(254)	3,715
Equity in earnings of subsidiaries	(6,353)	334	(6,019)
Net change in other liabilities	602	(80)	522